Contingencies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Contingencies (Textual) [Abstract]
Committed future sublease income, 2013	$ 2,235
Committed future sublease income, 2014	1,030
Committed future sublease income, 2015	379
Committed future sublease income, 2016	0
Committed future sublease income, 2017	0
Rent expense, net of sublease income	$ 41,488	$ 40,104	$ 40,560
Product warranty, limited warranty period offered	90 days